Share-based payment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of detailed information about number of share granted and weighted average exercise prices
For the years ended December 31, 2022 and 2021, movements in the number of RSUs / copies of SEBIRs granted but not yet vested according to the SEBIRs Scheme and their related weighted average exercise prices are as follows (each copy of SEBIR corresponds to one share of the Company):

	For the years ended December 31,

	2022		2021

	Average exercise price in Euro per share/copy	SEBIRs/RSUs (1) (thousand)	Average exercise price in Euro per share/copy	SEBIRs/RSUs (1) (thousand)

At January 1,	1.50	8,008	1.10	4,591
Granted	—	—	2.04	3,417

At December 31,	1.50	8,008	1.50	8,008

(1)	the number of shares have been retrospectively restated to reflect the exchange ratio to receive 0.26926188 LGHL Ordinary Shares for each FFG Share.

Summary of detailed information about RSUs and SEBIRs outstanding and exercise prices
The RSUs and SEBIRs outstanding in thousands at the end of the year have the following expiry dates and exercise prices:

Expiry date	Exercise price in Euro per RSU/ SEBIR	Shares/Copies (1) (thousand)

		2022	2021

September 22, 2029	1.00	4,168	4,168
September 22, 2029	2.04	423	423
September 22, 2031	2.04	3,417	3,417

		8,008	8,008

(1)	the number of shares have been retrospectively restated to reflect the exchange ratio to receive 0.26926188 LGHL Ordinary Shares for each FFG Share.